UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21654
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Pioneer Floating Rate Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2018 to June 30, 2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 19, 2019

============================= Floating Rate Trust ==============================

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

Ticker:       FRA            Security ID:  09255X100
Meeting Date: AUG 27, 2018   Meeting Type: Annual
Record Date:  MAY 31, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Fairbairn         For       For          Management
1.2   Elect Director R. Glenn Hubbard         For       For          Management
1.3   Elect Director W. Carl Kester           For       For          Management
1.4   Elect Director John M. Perlowski        For       For          Management
1.5   Elect Director Karen P. Robards         For       For          Management

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EATON VANCE FLOATING-RATE INCOME TRUST

Ticker:       EFT            Security ID:  278279104
Meeting Date: MAR 21, 2019   Meeting Type: Annual
Record Date:  JAN 08, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mark R. Fetting          For       For          Management
1b    Elect Director Helen Frame Peters       For       For          Management
1c    Elect Director Marcus L. Smith          For       For          Management

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FIRST TRUST SENIOR FLOATING RATE INCOME FUND II

Ticker:       FCT            Security ID:  33733U108
Meeting Date: SEP 10, 2018   Meeting Type: Annual
Record Date:  JUL 25, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Niel B. Nielson          For       For          Management

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INVESCO SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  46131H107
Meeting Date: AUG 09, 2018   Meeting Type: Annual
Record Date:  MAY 21, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bruce L. Crockett        For       For          Management
1.2   Elect Director Jack M. Fields           For       For          Management
1.3   Elect Director Martin L. Flanagan       For       For          Management
1.4   Elect Director Robert C. Troccoli       For       For          Management

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SOLOCAL GROUP

Ticker:       LOCAL          Security ID:  F8569A131
Meeting Date: APR 11, 2019   Meeting Type: Annual/Special
Record Date:  APR 08, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       For          Management
      Statutory Reports
2     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports
3     Approve Treatment of Losses             For       For          Management
4     Approve Auditors' Special Report on     For       For          Management
      Related-Party Transactions
5     Approve Compensation of Pierre Danon,   For       For          Management
      Chairman of the Board
6     Approve Compensation of Eric            For       For          Management
      Boustouller, CEO
7     Approve Remuneration Policy of the      For       For          Management
      Chairman of the Board
8     Approve Remuneration Policy of the CEO  For       For          Management
9     Ratify Appointment of Eric Boustouller  For       For          Management
      as Director
10    Reelect Pierre Danon as Director        For       For          Management
11    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
12    Authorize up to 5.5 Million Shares for  For       For          Management
      Use in Restricted Stock Plans
13    Authorize up to 400,000 Shares for Use  For       For          Management
      in Restricted Stock Plans Reserved for
      All Employees
14    Authorize Filing of Required            For       For          Management
      Documents/Other Formalities

========== END NPX REPORT